Income Tax (Details) - Schedule of income tax provision - DPCM Capital, Inc [Member] - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021
Federal [Abstract]
Current					$ 0	$ 10,424
Deferred					(59,794)	(682,641)
State And Local [Abstract]
Current					0	0
Deferred					0	(98,731)
Change in valuation allowance					59,794	781,372
Income tax provision	$ (19,801)	$ 0	$ (19,801)	$ 0	$ 0	$ 10,424